Stock Authorization And Issuance (Summary Of Equity Offerings) (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 4,766,000
Average Exercise Price Per Warrant | $ / shares	$ 0.45
Common Stock [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 148,000
Common Stock [Member] | Private Placement Of Common Stock [Member] | January 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 1,335
Average Price per Share/Unit | $ / shares	$ 0.13
Net Proceeds	$ 177,000
Common Stock [Member] | Private Placement Of Common Stock, Amended To Add CPR [Member] | March 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 2,571
Average Price per Share/Unit | $ / shares	$ 0.35
Net Proceeds	$ 900,000
Common Stock [Member] | Private Placement Of Common Stock With CPRs [Member] | April 2020 to December 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 10,858
Average Price per Share/Unit | $ / shares	$ 0.35
Net Proceeds	$ 3,724,000
Warrants Outstanding [Member] | Warrant Amendment [Member] | February 2020 [Member]
Equity Offerings [Line Items]
Number of warrants issued | shares	5,000,000
Average Exercise Price Per Warrant | $ / shares	$ 0.74